UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road, Suite 503

           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $      278,264
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- -------------- --------- -------- --------------------- ---------- -------- ----------------
                                                                 VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------- -------------- --------- -------- ------------ --- ---- ---------- -------- ---- ------ ----
AMC Networks Ord Shs Class A           Common         00164V103    3,484   109,034.00 SH       DEFINED (1)            X      0    0
Bank of America                        Option         060505104    2,020   330,000.00 SH  CALL DEFINED (1)            X      0    0
Blackboard Inc.                        Option         091935502      674    15,100.00 SH  PUT  DEFINED (1)            X      0    0
Blue Coat System Ord Shs               Common         09534T508    3,479   250,639.00 SH       DEFINED (1)            X      0    0
Blue Coat System Ord Shs               Option         09534T508    7,356   530,000.00 SH  CALL DEFINED (1)            X      0    0
America's Car-Mart Ord Shs             Common         03062T105    8,561   295,003.00 SH       DEFINED (1)            X      0    0
Convergys Ord Shs                      Common         212485106    2,393   255,092.00 SH       DEFINED (1)            X      0    0
CVS Caremark                           Option         126650100    9,741   290,000.00 SH  CALL DEFINED (1)            X      0    0
Ishares MSCI Brazil Index Fund         Brazil ETF     464286400      427     8,200.00 SH       DEFINED (1)            X      0    0
Energy XXI (Bermuda) Ord Shs           Common         G10082140    4,053   188,674.00 SH       DEFINED (1)            X      0    0
Freescale Semiconductor Holdings       Option         G3727Q101    1,335   121,000.00 SH  PUT  DEFINED (1)            X      0    0
Market Vectors Gold Miners ETF         Gold Miner ETF 57060U100    6,848   124,075.00 SH       DEFINED (1)            X      0    0
Georgia Gulf Ord Shs                   Common         373200302    2,516   181,931.00 SH       DEFINED (1)            X      0    0
Graco Ord Shs                          Common         384109104    2,083    61,015.00 SH       DEFINED (1)            X      0    0
SPDR Gold Shares ETF                   Gold ETF       78463V107    8,132    51,448.00 SH       DEFINED (1)            X      0    0
SPDR Gold Shares ETF                   Option         78463V107   27,060   171,200.00 SH  CALL DEFINED (1)            X      0    0
GM Ord Shs                             Common         37045V100    9,263   459,000.00 SH       DEFINED (1)            X      0    0
Google Inc                             Common         38259P508    8,674    16,841.00 SH       DEFINED (1)            X      0    0
HCA Holdings Ord Shs                   Common         40412C101    6,940   344,270.00 SH       DEFINED (1)            X      0    0
Hartford Financial Services Group Inc. Option         416515104    1,614   100,000.00 SH  CALL DEFINED (1)            X      0    0
Hartford Financial Services Group Inc. Option         416515104   22,903 1,419,000.00 SH  PUT  DEFINED (1)            X      0    0
Harris Ord Shs                         Common         413875105      513    15,000.00 SH       DEFINED (1)            X      0    0
Harsco Ord Shs                         Option         415864107    3,878   200,000.00 SH  CALL DEFINED (1)            X      0    0
Ingram Micro Cl A                      Common         457153104    7,516   465,971.00 SH       DEFINED (1)            X      0    0
Ishares Russell 2000 index ETF         Option         464287655   12,217   190,000.00 SH  PUT  DEFINED (1)            X      0    0
JC Penney Ord Shs                      Common         708160106    3,230   120,601.00 SH       DEFINED (1)            X      0    0
JC Penney Ord Shs                      Option         708160106    1,071    40,000.00 SH  CALL DEFINED (1)            X      0    0
Coca-Cola Ord Shs                      Common         191216100    1,018    15,072.00 SH       DEFINED (1)            X      0    0
Lear Ord Shs                           Common         521865204    9,811   228,699.00 SH       DEFINED (1)            X      0    0
Leap Wireless International            Option         521863308      650    94,000.00 SH  PUT  DEFINED (1)            X      0    0
McCormick & Co Non-Voting Ord Shs      Common         579780206    1,100    23,838.00 SH       DEFINED (1)            X      0    0
Markel Ord Shs                         Common         570535104    3,461     9,691.00 SH       DEFINED (1)            X      0    0
Move Ord Shs                           Common         62458M108    1,982 1,366,857.00 SH       DEFINED (1)            X      0    0
MPG office Trust, Inc.                 Option         553274101      294   139,200.00 SH  PUT  DEFINED (1)            X      0    0
Nokia Corp.                            Option         654902204    2,502   442,000.00 SH  CALL DEFINED (1)            X      0    0
Pacific Capital Bancorp Ord Shs        Common         69404P200    5,165   202,400.00 SH       DEFINED (1)            X      0    0
Pacific Capital Bancorp Ord Shs        Option         69404P200      255    10,000.00 SH  CALL DEFINED (1)            X      0    0
Sprott Physical ETF                    Gold ETF       85207H104    3,179   226,598.00 SH       DEFINED (1)            X      0    0
Radioshack Ord Shs                     Common         750438103   11,528   992,091.00 SH       DEFINED (1)            X      0    0
Radioshack Ord Shs                     Option         750438103      581    50,000.00 SH  CALL DEFINED (1)            X      0    0
Rosetta Stone Ord Shs                  Common         777780107    3,035   331,735.00 SH       DEFINED (1)            X      0    0
Sprint Nextel Ord Shs                  Common         852061100      456   150,000.00 SH       DEFINED (1)            X      0    0
Sprint Nextel Ord Shs                  Option         852061100      818   269,200.00 SH  CALL DEFINED (1)            X      0    0
Semgroup Ord Shs Class A               Common         81663A105   11,654    583883.00 SH       DEFINED (1)            X      0    0
Smith and Wesson Holding Ord Shs       Common         831756101      494   196,196.00 SH       DEFINED (1)            X      0    0
Tekelec Ord Shs                        Common         879101103    1,479   244,858.00 SH       DEFINED (1)            X      0    0
True Religion Apparel Ord Shs          Common         89784N104    8,279   307,087.00 SH       DEFINED (1)            X      0    0
Viacom B Ord Shs                       Common         92553P201    7,258   187,344.00 SH       DEFINED (1)            X      0    0
ViaSat Ord Shs                         Common         92552V100    3,742   112,341.00 SH       DEFINED (1)            X      0    0
ViaSat Ord Shs                         Option         92552V100    2,552    76,600.00 SH  CALL DEFINED (1)            X      0    0
WalMart Stores Ord Shs                 Common         931142103    2,076    40,000.00 SH       DEFINED (1)            X      0    0
WalMart Stores Ord Shs                 Option         931142103   10,380   200,000.00 SH  CALL DEFINED (1)            X      0    0
Financial Select Sector SPDR           Option         81369Y605   16,534 1,400,000.00 SH  CALL DEFINED (1)            X      0    0


(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.